S000053014 [Member] Annual Fund Operating Expenses - DoubleLine Infrastructure Income Fund	Mar. 31, 2025
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.60%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.85%
Class I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.71%

[1]
“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds (“ETFs”) and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.

[2]	“Other expenses” for Class I2 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.